Oppenheimer Absolute Return Fund                             Oppenheimer Pennsylvania Municipal Fund
Oppenheimer AMT-Free Municipals                              Oppenheimer Portfolio Series
Oppenheimer AMT-Free New York Municipals                     Oppenheimer Portfolio Series Fixed Income Active
Oppenheimer Balanced Fund                                        Allocation Fund
Oppenheimer Baring China Fund                                Oppenheimer Principal Protected Main Street Fund(R)
Oppenheimer Baring Japan Fund                                Oppenheimer Principal Protected Main Street Fund II(R)
Oppenheimer California Municipal Fund                        Oppenheimer Principal Protected Main Street Fund III(R)
Oppenheimer Capital Appreciation Fund                        Oppenheimer Quest Balanced Fund
Oppenheimer Capital Income Fund                              Oppenheimer Quest International Value Fund, Inc.SM
Oppenheimer Cash Reserves                                    Oppenheimer Quest Opportunity Value Fund
Oppenheimer Champion Income Fund                             Oppenheimer Real Estate Fund
Oppenheimer Developing Markets Fund                          Oppenheimer Rising Dividends Fund, Inc.
Oppenheimer Discovery Fund                                   Oppenheimer RochesterTM Arizona Municipal Fund
Oppenheimer Dividend Growth Fund                             Oppenheimer RochesterTM Maryland Municipal Fund
Oppenheimer Emerging Growth Fund                             Oppenheimer RochesterTM Massachusetts Municipal Fund
Oppenheimer Equity Income Fund, Inc.                         Oppenheimer RochesterTM Michigan Municipal Fund
Oppenheimer Global Fund                                      Oppenheimer RochesterTM Minnesota Municipal Fund
Oppenheimer Global Opportunities Fund                        Oppenheimer RochesterTM National Municipals
Oppenheimer Global Value Fund                                Oppenheimer RochesterTM North Carolina Municipal Fund
Oppenheimer Gold & Special Minerals Fund                     Oppenheimer RochesterTM Ohio Municipal Fund
Oppenheimer Institutional Money Market Fund                  Oppenheimer RochesterTM Virginia Municipal Fund
Oppenheimer International Bond Fund                          Oppenheimer Select Value Fund
Oppenheimer International Diversified Fund                   Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer International Small Company Fund                 Oppenheimer Strategic Income Fund
Oppenheimer International Value Fund                         Oppenheimer Transition 2010 Fund
Oppenheimer Limited Term California Municipal Fund           Oppenheimer Transition 2015 Fund
Oppenheimer Limited Term Municipal Fund                      Oppenheimer Transition 2020 Fund
Oppenheimer Limited-Term Government Fund                     Oppenheimer Transition 2025 Fund
Oppenheimer Main Street Opportunity Fund                     Oppenheimer Transition 2030 Fund
Oppenheimer Main Street Small Cap Fund                       Oppenheimer Transition 2040 Fund
Oppenheimer MidCap Fund                                      Oppenheimer Transition 2050 Fund
Oppenheimer Money Market Fund, Inc.                          Oppenheimer Value Fund
Oppenheimer New Jersey Municipal Fund

                        Statement of Additional Information Supplement dated April 28, 2008

This supplement amends the Statement of Additional Information of each of the above referenced funds (each a
"Fund") and is in addition to any other supplement(s). The Statement of Additional Information of each Fund is amended as follows:

1.       The first paragraph following the list of Funds that are overseen by the Board in the section titled
    "How the Fund Is Managed" is deleted in its entirety and is replaced by the following::

        Present or former officers, directors, trustees and employees (and their immediate family members)
        of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees are permitted to purchase Class A shares of the Fund and the other Oppenheimer funds at net asset value without a sales charge. The sales charge on Class A shares is waived for that group because of the reduced sales efforts realized by the Distributor. Present or former officers, directors, trustees and employees (and their eligible family members) of the Fund, the Manager and its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals, are also permitted to purchase Class Y shares of the Oppenheimer funds that offer Class Y shares.

2.       The following replaces the information regarding Oppenheimer Global Value Fund in the section titled
    "How to Exchange Shares":

o        Oppenheimer Global Value Fund only offers Class A and Class Y shares. Class Y shares of that fund may be acquired only by participants in certain group retirement plans that have an agreement with the
         Distributor or by present or former officers, directors, trustees and employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.
3.       Effective April 29th, the following replaces the information regarding Class M shares of Oppenheimer
    Convertible Securities Fund in the section titled "How to Exchange Shares":

o        Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for Class A shares of other Oppenheimer funds and may be acquired by exchange only by current Class M shareholders of
         Oppenheimer Convertible Securities Fund and only for Class A shares of Oppenheimer Money Market
         Fund, Inc. or Oppenheimer Cash Reserves.
4.       Effective June 1st, the last paragraph of the section "Dividends, Capital Gains and Taxes-Dividends and
    Distributions" is deleted in its entirety and replaced by the following:

        If a dividend check or a check representing an automatic withdrawal payment is returned to the
        Transfer Agent by the Postal Service as undeliverable, it will be reinvested in shares of the Fund.
        Returned checks for the proceeds of other types of redemptions will be invested in shares of
        Oppenheimer Money Market Fund, Inc. Reinvestment will be made as promptly as possible after the return of such checks to the Transfer Agent. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.
5.       Effective April 29th, the first paragraph of section VII "Sales Charge Waivers on Purchases of Class M
    Shares of Oppenheimer Convertible Securities Fund" in the Appendix titled "OppenheimerFunds Special Sales
    Charge Arrangements and Waivers" is deleted in its entirety and replaced by the following:

        Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class
        M shares at net asset value without any initial sales charge to the classes of current Class M shareholders listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing
        Class A and were permitted to purchase those shares at net asset value without a sales charge:

April 28, 2008                                                                                           PX0000.029